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      As filed with the Securities and Exchange Commission on June 25, 2002

                                                              File Nos. 33-12113
                                                                        811-5028

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           Registration Statement Under the Securities Act of 1933           [X]

                       Post-Effective Amendment No. 67                       [X]

                                       and

       Registration Statement Under the Investment Company Act of 1940       [X]

                              Amendment No. 78                               [X]


                                   PIMCO FUNDS
                                   -----------
               (Exact Name of Registrant as Specified in Charter)

                            840 Newport Center Drive
                         Newport Beach, California 92660
                         -------------------------------
               (Address of Principal Executive Offices) (Zip Code) Registrant's Telephone Number, including area code:
                                 (949) 720-6533

          Robert W. Helm, Esq.             R. Wesley Burns
          Dechert Price & Rhoads           Pacific Investment Management Company
          1775 Eye Street, N.W.            840 Newport Center Drive, Suite 300
          Washington, D.C.  20006          Newport Beach, California 92660

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

     It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant        [X]  On June 28, 2002 pursuant to
     to paragraph (b)                             paragraph (b)

[_]  60 days after filing pursuant           [_]  On (date) pursuant to
     to paragraph (a)(1)                          paragraph (a)(1)

[_]  75 days after filing pursuant           [_]  On (date) pursuant to
     to paragraph (a)(2)                          paragraph (a)(2) of Rule 485


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     If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A for PIMCO Funds: Pacific Investment Management Series incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Fund's Post-Effective Amendment No. 66, which was filed with the Securities and Exchange Commission on April 12, 2002. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 66 to June 28, 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on June 25, 2002.

                                   PIMCO FUNDS
                                  (Registrant)

                               By:
                                    --------------------------------------
                                         R. Wesley Burns*
                                           President

                           *By:                      /s/
                                ------------------------------------------
                                    Robert W. Helm, as attorney-in-fact

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                               Title                      Date


                                        Trustee                    June 25, 2002
---------------------------------
Guilford C. Babcock*

                                        Trustee                    June 25, 2002
---------------------------------
Thomas P. Kemp*

                                        Trustee                    June 25, 2002
---------------------------------
Brent R. Harris*

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                                        Trustee                    June 25, 2002
---------------------------------
William J. Popejoy*

                                        Trustee                    June 25, 2002
---------------------------------
Vern O. Curtis*

                                        Trustee                    June 25, 2002
---------------------------------
E. Philip Cannon**

                                        Trustee                    June 25, 2002
---------------------------------
J. Michael Hagan**


                                        President                  June 25, 2002
---------------------------------       (Principal Executive
R. Wesley Burns*                        Officer)

                                        Treasurer                  June 25, 2002
---------------------------------       (Principal Financial
John P. Hardaway*                       and Accounting
                                        Officer)

*By:              /s/
     -------------------------------
         Robert W. Helm,
         as attorney-in-fact

     -------------------
     * Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

     **   Pursuant to power of attorney filed with Post-Effective Amendment
     No. 54 to the Registration Statement No. 33-12113.